Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 1,703,896	$ 341,273
Digital currencies (note 4)	4,525,416	822,884
Amounts receivable and other assets (note 5)	384,939	867,257
Income tax receivable	44,000	168,337
Total current assets	6,658,251	2,199,751
Property, plant and equipment (note 6)	21,721,038	33,386,684
Right-of-use assets (note 7)	2,039,910	2,366,115
Intangible asset (note 8)	1,055,569	1,184,798
Amounts receivable and other assets (note 5)	1,942,476	2,159,314
Investment (note 10)	900,844	850,685
Total assets	34,318,088	42,147,347
Current liabilities
Accounts payable and accrued liabilities	6,579,948	4,510,757
Lease liabilities (note 11)	51,112	110,651
Loans payable (note 12)	77,564	253,630
Mortgage payable (note 13)		389,064
Warrant liabilities (note 14)	3,348,248	5,456,749
Total current liabilities	10,056,872	10,720,851
Deposits payable	2,203,526	1,486,184
Lease liabilities (note 11)	75,685	336,863
Loans payable (note 12)		356,710
Total liabilities	12,336,083	12,900,608
Shareholders’ equity
Share capital (note 15)	46,006,402	42,503,660
Contributed surplus	16,124,349	15,468,823
Cumulative translation adjustment	(7,133,161)	(2,228,447)
Deficit	(33,295,015)	(26,497,297)
Shareholders’ equity attributable to shareholders	21,702,575	29,246,739
Non-controlling interest (note 26)	279,430
Total shareholders’ equity	21,982,005	29,246,739
Total liabilities and shareholders’ equity	$ 34,318,088	$ 42,147,347